Share Based Compensation - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	24 Months Ended	6 Months Ended	0 Months Ended			0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Performance Shares [Member]	Jun. 30, 2014 Performance Shares [Member] Minimum [Member]	Jun. 30, 2014 Performance Shares [Member] Maximum [Member]	Jun. 30, 2014 Restricted Stock Units [Member]	Feb. 28, 2017 Scenario, Forecast [Member] Performance Shares [Member]	Feb. 28, 2018 Scenario, Forecast [Member] Performance Shares [Member]	Feb. 28, 2019 Scenario, Forecast [Member] Performance Shares [Member]	Jun. 30, 2014 Performance Condition [Member] Performance Shares [Member]	Jun. 30, 2014 Market Condition [Member] Performance Shares [Member]	Apr. 16, 2014 Equity Incentive Plan [Member]	Apr. 16, 2014 Equity Incentive Plan [Member]	Jun. 30, 2014 Mr. Marchionne Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 6	$ 9	$ 11	$ 23
Common shares, authorized															25
Shares authorized for awards to executive directors															7
Shares vesting period														5 years
Share termination description			The EIP will terminate at, and no more awards will be permitted to be granted thereunder ten years after its adoption by the Board of Directors of CNH Industrial. The termination of the EIP will not affect previously granted awards.
Granted					12			1								3
Share-based award period					Five-year period from January 1, 2014 to December 31, 2018.
Share-based award, performance goal description					The performance goals include a performance condition as well as a market condition, with each weighted at 50% and paying out independently of the other.
Payout scale						0.00%	150.00%
Vesting percentage									33.00%	67.00%	100.00%
Fair value of stock awarded								$ 9.64				$ 9.54	$ 8.29			$ 10.41
Vesting period								3 years